Distribution Date:	05/16/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
			Steve Luther		Steve.Luther@mountstreet.com;
Current Mortgage Loan and Property Stratification	10-14				Special.servicing@mountstreet.com
Mortgage Loan Detail (Part 1)	15		5910 North Central Expressway, Suite 1665 | Dallas, TX 75206 | United States
Mortgage Loan Detail (Part 2)	16	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	17		Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	11,327,479.66	9,727,006.10	34,473.30	0.00	0.00	9,761,479.40	1,600,473.56	99.19%	22.63%
B	61764XBM6	3.835811%	39,206,000.00	39,206,000.00	0.00	125,322.34	0.00	0.00	125,322.34	39,206,000.00	79.39%	18.13%
C	61764XBP9	3.835811%	53,364,000.00	53,364,000.00	0.00	170,578.51	0.00	0.00	170,578.51	53,364,000.00	52.44%	12.00%
D	61764XAN5	3.835811%	41,384,000.00	41,384,000.00	0.00	132,284.33	0.00	0.00	132,284.33	41,384,000.00	31.53%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	37,719.36	0.00	0.00	37,719.36	19,604,000.00	21.63%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	0.00	0.00	0.00	0.00	8,712,000.00	17.23%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	11.18%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,139,227.76	0.00	0.00	0.00	0.00	0.00	22,139,227.76	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	30,647.50	0.00	0.00	30,647.50	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	47,935.83	0.00	0.00	47,935.83	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	237,716,707.42	9,727,006.10	578,961.17	0.00	0.00	10,305,967.27	227,989,701.32

X-A	61764XBK0	0.183811%	674,129,000.00	11,327,479.66	0.00	1,735.10	0.00	0.00	1,735.10	1,600,473.56
X-B	61764XAA3	0.000000%	39,206,000.00	39,206,000.00	0.00	0.00	0.00	0.00	0.00	39,206,000.00
X-E	61764XAG0	0.823811%	19,604,000.00	19,604,000.00	0.00	13,458.32	0.00	0.00	13,458.32	19,604,000.00
X-FG	61764XAJ4	0.823811%	20,692,000.00	20,692,000.00	0.00	14,205.25	0.00	0.00	14,205.25	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	0.823811%	22,870,589.00	22,139,227.76	0.00	15,198.78	0.00	0.00	15,198.78	22,139,227.76
Notional SubTotal			776,501,589.00	112,968,707.42	0.00	44,597.45	0.00	0.00	44,597.45	103,241,701.32

Deal Distribution Total					9,727,006.10	623,558.62	0.00	0.00	10,350,564.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764XBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61764XBJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61764XBL8	176.28946635	151.38131040	0.53650766	0.00000000	0.00000000	0.00000000	0.00000000	151.91781807	24.90815594
B	61764XBM6	1,000.00000000	0.00000000	3.19650921	0.00000000	0.00000000	0.00000000	0.00000000	3.19650921	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.19650907	0.00000000	0.00000000	0.00000000	0.00000000	3.19650907	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	3.19650904	0.00000000	0.00000000	0.00000000	0.00000000	3.19650904	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	1.92406448	0.58593552	4.44486737	0.00000000	0.00000000	1.92406448	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	0.00000000	2.51000000	17.08697429	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	37.35608514	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	968.02175755	0.00000000	0.00000000	2.42973454	130.25827188	0.00000000	0.00000000	0.00000000	968.02175755
555-A	61764XBA2	1,000.00000000	0.00000000	2.61944444	0.00000000	0.11061709	0.00000000	0.00000000	2.61944444	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.61944426	0.00000000	0.11065519	0.00000000	0.00000000	2.61944426	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	16.80313361	0.00000000	0.00257384	0.00000000	0.00000000	0.00000000	0.00000000	0.00257384	2.37413545
X-B	61764XAA3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	0.68650888	0.00000000	0.00000000	0.00000000	0.00000000	0.68650888	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	0.68650928	0.00000000	0.00000000	0.00000000	0.00000000	0.68650928	1,000.00000000
X-H	61690RBQ9	968.02175755	0.00000000	0.66455569	0.00000000	0.00000000	0.00000000	0.00000000	0.66455569	968.02175755

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/25 - 04/30/25	30	0.00	1,735.10	0.00	1,735.10	0.00	0.00	0.00	1,735.10	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/25 - 04/30/25	30	0.00	13,458.32	0.00	13,458.32	0.00	0.00	0.00	13,458.32	0.00
X-FG	04/01/25 - 04/30/25	30	0.00	14,205.25	0.00	14,205.25	0.00	0.00	0.00	14,205.25	0.00
X-H	04/01/25 - 04/30/25	30	0.00	15,198.78	0.00	15,198.78	0.00	0.00	0.00	15,198.78	0.00
A-S	04/01/25 - 04/30/25	30	0.00	34,473.30	0.00	34,473.30	0.00	0.00	0.00	34,473.30	0.00
B	04/01/25 - 04/30/25	30	0.00	125,322.34	0.00	125,322.34	0.00	0.00	0.00	125,322.34	0.00
C	04/01/25 - 04/30/25	30	0.00	170,578.51	0.00	170,578.51	0.00	0.00	0.00	170,578.51	0.00
D	04/01/25 - 04/30/25	30	0.00	132,284.33	0.00	132,284.33	0.00	0.00	0.00	132,284.33	0.00
E	04/01/25 - 04/30/25	30	75,650.50	49,206.04	0.00	49,206.04	11,486.68	0.00	0.00	37,719.36	87,137.18
F	04/01/25 - 04/30/25	30	126,994.60	21,867.12	0.00	21,867.12	21,867.12	0.00	0.00	0.00	148,861.72
G	04/01/25 - 04/30/25	30	417,456.10	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	447,525.90
H	04/01/25 - 04/30/25	30	2,923,513.94	55,569.46	0.00	55,569.46	55,569.46	0.00	0.00	0.00	2,979,083.40
555-A	04/01/25 - 04/30/25	30	1,294.22	30,647.50	0.00	30,647.50	0.00	0.00	0.00	30,647.50	1,294.22
555-B	04/01/25 - 04/30/25	30	2,024.99	47,935.83	0.00	47,935.83	0.00	0.00	0.00	47,935.83	2,024.99
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,546,934.35	742,551.68	0.00	742,551.68	118,993.06	0.00	0.00	623,558.62	3,665,927.41

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	11,327,479.66	9,727,006.10	34,473.30	0.00	0.00	9,761,479.40	1,600,473.56
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.835811%	39,206,000.00	39,206,000.00	0.00	125,322.34	0.00	0.00	125,322.34	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	3.835811%	53,364,000.00	53,364,000.00	0.00	170,578.51	0.00	0.00	170,578.51	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	103,897,479.66	9,727,006.10	330,374.15	0.00	0.00	10,057,380.25	94,170,473.56

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	10,350,564.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	748,721.17	Master Servicing Fee	3,979.63
Interest Reductions due to Nonrecoverability Determination	(95,012.78)	Certificate Administrator Fee	796.25
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	99.05
ARD Interest	0.00	Trust Advisor Fee	233.68
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	653,708.39	Total Fees	5,108.60

Principal		Expenses/Reimbursements
Scheduled Principal	194,633.43	Reimbursement for Interest on Advances	(28.92)
Unscheduled Principal Collections		ASER Amount	6,756.61
Principal Prepayments	9,532,372.67	Special Servicing Fees (Monthly)	18,313.47
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,727,006.10	Total Expenses/Reimbursements	25,041.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	623,558.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,727,006.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,350,564.72
Total Funds Collected	10,380,714.49	Total Funds Distributed	10,380,714.48

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	207,716,707.42	207,716,707.42	Beginning Certificate Balance	237,716,707.42
(-) Scheduled Principal Collections	194,633.43	194,633.43	(-) Principal Distributions	9,727,006.10
(-) Unscheduled Principal Collections	9,532,372.67	9,532,372.67	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	197,989,701.32	197,989,701.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	210,089,535.04	210,089,535.04	Ending Certificate Balance	227,989,701.32
Ending Actual Collateral Balance	200,353,785.31	200,353,785.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	5	21,979,371.93	11.10%	3	4.3095	4.937085	1.30 or less	2	26,683,373.01	13.48%	(3)	4.2729	0.595514
10,000,001 to 20,000,000	2	35,554,640.69	17.96%	59	4.3308	1.731188	1.31 to 1.40	2	89,375,000.00	45.14%	(5)	3.3919	1.390140
20,000,001 to 30,000,000	3	80,455,688.70	40.64%	(3)	4.0137	9.199494	1.41 to 1.50	1	21,705,688.70	10.96%	(5)	4.4500	1.430000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	2,373,506.37	1.20%	56	5.1500	1.620000
50,000,001 to 60,000,000	1	60,000,000.00	30.30%	(6)	3.1663	1.400000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
Totals	11	197,989,701.32	100.00%	8	3.8467	5.021561	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 to 2.30	1	6,130,000.00	3.10%	(3)	4.1200	2.130000
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 4.80	1	18,597,133.24	9.39%	116	4.4500	2.790000
							4.81 or greater	3	33,125,000.00	16.73%	(2)	3.8525	22.770000
							Totals	11	197,989,701.32	100.00%	8	3.8467	5.021561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	21,705,688.70	10.96%	(5)	4.4500	1.430000
							Lodging	1	9,725,865.56	4.91%	(4)	4.4000	0.640000
Arizona	2	2,116,470.74	1.07%	116	4.4500	2.790000
							Office	2	81,705,688.70	41.27%	(6)	3.5073	1.407970
California	2	68,630,000.00	34.66%	(2)	3.8764	1.437883
							Retail	4	87,961,013.82	44.43%	(1)	3.9731	1.275483
Florida	1	1,881,650.74	0.95%	116	4.4500	2.790000
							Self Storage	11	18,597,133.24	9.39%	116	4.4500	2.790000
Missouri	1	1,444,452.54	0.73%	116	4.4500	2.790000
							Totals	18	197,989,701.32	100.00%	8	3.8467	5.021561
New York	3	20,418,014.01	10.31%	17	4.2424	0.946252
North Carolina	1	1,235,895.29	0.62%	116	4.4500	2.790000
North Dakota	1	2,008,329.61	1.01%	116	4.4500	2.790000
Pennsylvania	1	1,660,734.20	0.84%	116	4.4500	2.790000
Rhode Island	1	2,657,174.59	1.34%	116	4.4500	2.790000
Texas	1	2,373,506.37	1.20%	56	5.1500	1.620000
Washington	1	2,131,918.96	1.08%	116	4.4500	2.790000
Washington, DC	1	60,000,000.00	30.30%	(6)	3.1663	1.400000
West Virginia	1	9,725,865.56	4.91%	(4)	4.4000	0.640000
Totals	18	197,989,701.32	100.00%	8	3.8467	5.021561

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	60,000,000.00	30.30%	(6)	3.1663	1.400000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	4	62,500,000.00	31.57%	(2)	3.8525	12.712000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	5	73,116,194.95	36.93%	27	4.3577	1.530063	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	2,373,506.37	1.20%	56	5.1500	1.620000	49 months or greater	11	197,989,701.32	100.00%	8	3.8467	5.021561
	Totals	11	197,989,701.32	100.00%	8	3.8467	5.021561	Totals	11	197,989,701.32	100.00%	8	3.8467	5.021561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	179,392,568.08	90.61%	(3)	3.7841	5.252901	Interest Only	6	128,630,000.00	64.97%	(4)	3.5452	6.931174
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	50,762,568.08	25.64%	(1)	4.3896	1.000236
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	179,392,568.08	90.61%	(3)	3.7841	5.252901	Totals	10	179,392,568.08	90.61%	(3)	3.7841	5.252901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	9	171,306,328.31	86.52%	10	3.7803	5.710981	300 months or less	1	18,597,133.24	9.39%	116	4.4500	2.790000
	13 to 24 months	1	16,957,507.45	8.56%	(3)	4.2000	0.570000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	18,597,133.24	9.39%	116	4.4500	2.790000
	49 months or greater	1	9,725,865.56	4.91%	(4)	4.4000	0.640000
	Totals	11	197,989,701.32	100.00%	8	3.8467	5.021561
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	94,305.99	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	04/01/25
1A	10096412	1				Actual/360	3.853%	94,305.99	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	04/01/25
1B	10096413	1				Actual/360	3.853%	6,019.53	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	04/01/25
1C	10096414	1				Actual/360	3.853%	6,019.53	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	04/01/25
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	158,316.67	0.00	0.00	N/A	11/04/24	11/04/27	60,000,000.00	60,000,000.00	05/04/25
8	10096318	1	SS	Various	Various	Actual/360	4.450%	69,431.08	125,854.54	0.00	N/A	01/01/35	--	18,722,987.78	18,597,133.24	05/01/25
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	80,640.26	40,000.38	0.00	N/A	12/06/24	--	21,745,689.08	21,705,688.70	11/06/24
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	0.00	0.00	0.00	N/A	02/01/25	--	16,957,507.45	16,957,507.45	08/01/20
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	0.00	0.00	0.00	N/A	01/01/25	--	9,725,865.56	9,725,865.56	10/01/20
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	19,855.34	5,489,955.19	0.00	N/A	01/06/25	--	5,489,955.19	0.00	05/06/25
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	21,046.33	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	12/01/24
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	14,398.90	4,065,571.67	0.00	N/A	02/01/25	--	4,065,571.67	0.00	05/01/25
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	10,210.44	5,624.32	0.00	N/A	01/01/30	--	2,379,130.69	2,373,506.37	05/01/25
Totals								574,550.06	9,727,006.10	0.00				207,716,707.42	197,989,701.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	7,807,549.60	7,366,873.42	01/01/24	12/31/24	04/11/25	13,822,463.73	0.00	94,061.20	94,061.20	0.00	0.00
1A	1	7,807,549.60	7,366,873.42	01/01/24	12/31/24	04/11/25	13,822,463.73	0.00	94,061.20	94,061.20	0.00	0.00
1B	1	7,807,549.60	7,366,873.42	01/01/24	12/31/24	04/11/25	1,875,000.00	0.00	6,003.90	6,003.90	0.00	0.00
1C	1	7,807,549.60	7,366,873.42	01/01/24	12/31/24	04/11/25	1,875,000.00	0.00	6,003.90	6,003.90	0.00	0.00
2	1	16,455,759.00	6,887,586.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,329,109.72	6,660,843.59	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,301,968.73	1,166,262.30	01/01/24	06/30/24	04/11/25	0.00	0.00	119,436.47	717,150.63	22,302.52	0.00
12	1	0.00	409,868.22	01/01/23	06/30/23	04/11/25	11,074,788.00	1,356,016.05	(868.37)	2,874,556.54	768,547.87	0.00
18	1	862,008.00	578,976.00	07/01/19	06/30/20	04/11/25	7,567,023.00	640,295.93	(335.95)	1,449,011.42	327,880.97	0.00
42	1	1,037,020.76	787,602.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	549,191.17	549,191.17	01/01/24	12/31/24	04/11/25	1,972,733.96	13,738.44	14,205.69	91,918.10	0.00	0.00
51	1	176,656.91	154,611.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	341,941.00	329,712.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		59,283,853.69	46,992,147.37				52,009,472.42	2,010,050.42	332,568.05	5,332,766.89	1,118,731.36	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	10096352	1	5,477,491.03	Disposition	0.00	0.00
51	10096361	1	4,054,881.64	Disposition	0.00	0.00
Totals			9,532,372.67		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	1	16,957,507.45	1	9,725,865.56	0	0.00	0	0.00	2	9,532,372.67	3.846681%	3.821471%	8
04/17/25	0	0.00	0	0.00	0	0.00	1	16,957,507.45	1	9,725,865.56	0	0.00	0	0.00	0	0.00	3.868131%	3.841940%	9
03/17/25	0	0.00	0	0.00	0	0.00	1	16,957,507.45	1	9,725,865.56	0	0.00	0	0.00	0	0.00	3.880510%	3.853569%	9
02/18/25	0	0.00	0	0.00	0	0.00	1	16,957,507.45	1	9,725,865.56	0	0.00	0	0.00	0	0.00	3.941697%	3.915811%	9
01/17/25	0	0.00	0	0.00	1	16,957,507.45	2	16,957,507.45	1	9,725,865.56	0	0.00	0	0.00	1	5,911,638.17	4.071738%	4.046719%	7
12/17/24	0	0.00	0	0.00	2	26,683,373.01	2	65,957,507.45	1	9,725,865.56	0	0.00	0	0.00	4	30,436,838.72	4.111941%	4.084649%	6
11/18/24	0	0.00	0	0.00	2	26,716,696.11	2	65,990,830.55	1	9,725,865.56	0	0.00	0	0.00	3	26,790,317.62	4.124445%	4.096840%	6
10/18/24	0	0.00	0	0.00	2	26,747,924.01	2	66,022,058.45	1	9,725,865.56	0	0.00	0	0.00	2	11,502,320.43	4.141586%	4.114855%	7
09/17/24	0	0.00	0	0.00	2	26,781,021.97	2	66,055,156.41	1	9,725,865.56	0	0.00	0	0.00	2	12,295,647.95	4.145457%	4.118898%	8
08/16/24	0	0.00	0	0.00	2	26,812,018.06	2	66,086,152.50	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.147806%	4.120726%	9
07/17/24	0	0.00	0	0.00	2	26,842,902.45	2	66,117,036.89	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148067%	4.120985%	10
06/17/24	0	0.00	0	0.00	2	26,875,669.15	2	66,149,803.59	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148339%	4.121257%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	04/01/25	0	B	94,061.20	94,061.20	0.00	29,375,000.00	07/16/20	1
1A	10096412	04/01/25	0	B	94,061.20	94,061.20	0.00	29,375,000.00	07/16/20	1
1B	10096413	04/01/25	0	B	6,003.90	6,003.90	0.00	1,875,000.00	07/16/20	1
1C	10096414	04/01/25	0	B	6,003.90	6,003.90	0.00	1,875,000.00	07/16/20	1
10	10096320	11/06/24	5	5	119,436.47	717,150.63	22,302.52	21,940,798.68	12/12/24	13
12	10096322	08/01/20	56	5	(868.37)	2,874,556.54	794,432.30	18,340,349.16	10/22/20	2		03/31/22
18	10096328	10/01/20	54	5	(335.95)	1,449,011.42	636,274.35	10,471,997.86	10/13/20	7			05/12/21
43	10096353	12/01/24	4	5	14,205.69	91,918.10	0.00	6,130,000.00	12/13/24	13
Totals					332,568.05	5,332,766.89	1,453,009.17	119,383,145.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		54,519,062	0	27,835,689		26,683,373
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		62,500,000	62,500,000		0	0
25 - 36 Months		60,000,000	60,000,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		2,373,506	2,373,506		0	0
> 60 Months		18,597,133	18,597,133		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	197,989,701	143,470,640	0	0	27,835,689	26,683,373
Apr-25	207,716,707	147,667,690	0	0	33,365,644	26,683,373
Mar-25	216,301,531	147,806,192	0	0	41,811,965	26,683,373
Feb-25	242,348,955	143,866,315	0	0	71,799,266	26,683,373
Jan-25	375,865,268	319,908,591	0	0	29,273,303	26,683,373
Dec-24	536,000,385	427,415,490	0	0	81,901,522	26,683,373
Nov-24	590,177,989	503,461,293	0	0	60,000,000	26,716,696
Oct-24	672,615,413	645,867,489	0	0	0	26,747,924
Sep-24	685,212,145	658,431,123	0	0	0	26,781,022
Aug-24	698,564,936	671,752,918	0	0	0	26,812,018
Jul-24	699,618,122	672,775,219	0	0	0	26,842,902
Jun-24	700,724,143	673,848,474	0	0	0	26,875,669
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	68,500,000.00	04/09/25	6,670,100.33	22.77000	12/31/24	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	68,500,000.00	04/09/25	6,670,100.33	22.77000	12/31/24	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	68,500,000.00	04/09/25	6,670,100.33	1.37000	12/31/24	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	68,500,000.00	04/09/25	6,670,100.33	22.77000	12/31/24	03/01/25	I/O
10	10096320	21,705,688.70	21,940,798.68	25,200,000.00	04/10/25	1,033,108.65	1.43000	06/30/24	12/06/24	236
12	10096322	16,957,507.45	18,340,349.16	8,600,000.00	11/15/24	316,847.72	0.57000	06/30/23	02/01/25	236
18	10096328	9,725,865.56	10,471,997.86	6,000,000.00	02/21/25	445,494.00	0.64000	06/30/20	01/01/25	235
42	10096352	0.00	-	9,500,000.00	11/21/14	726,544.65	2.50000	09/30/23	01/06/25	236
43	10096353	6,130,000.00	6,130,000.00	4,600,000.00	04/04/25	546,005.17	2.13000	12/31/24	02/01/25	I/O
51	10096361	0.00	-	6,900,000.00	09/05/14	143,239.88	0.63000	09/30/24	02/01/25	236
Totals		117,019,061.71	119,383,145.70	334,800,000.00		29,891,641.39

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10096311	RT	CA	07/16/20	1
"	5/12/2025

05.01.25: Loan transferred to SS on 7/16/20, due to monetary default after property closure (COVID-19) in 2020. Collateral is fee simple interest portion of a 2-story mall with multi-story anchors in Palm Desert, CA. Property built in

19 83 and comprises 986.3k sq. ft. of GLA on 52.8 acres. Collateral is 512k sq. ft. with the remainder as unowned anchor space (Macy’s, Former Sears, JCPenney). NOD issued in Aug. ’20, non-judicial foreclosure filed in June ’21 and property put in receivership. In Nov. 2023, Pacific Retail acquired the asset and assumed modified debt which included a 2-year extension. Loan remains in cash sweep. Borrower continues to dual track operations with redevelopment efforts, including

REA amendment, re-zoning, parcelization of the existing Property and preparation of an Environmental Impact Report. Borrower projects entitlements will take appx. 18-months.
1A	10096412	Various	Various	07/16/20	1
"	5/12/2025

05.01.25: Loan transferred to SS on 7/16/20, due to monetary default after property closure (COVID-19) in 2020. Collateral is fee simple interest portion of a 2-story mall with multi-story anchors in Palm Desert, CA. Property built in

19 83 and comprises 986.3k sq. ft. of GLA on 52.8 acres. Collateral is 512k sq. ft. with the remainder as unowned anchor space (Macy’s, Former Sears, JCPenney). NOD issued in Aug. ’20, non-judicial foreclosure filed in June ’21 and property put in receivership. In Nov. 2023, Pacific Retail acquired the asset and assumed modified debt which included a 2-year extension. Loan remains in cash sweep. Borrower continues to dual track operations with redevelopment efforts, including

REA amendment, re-zoning, parcelization of the existing Property and preparation of an Environmental Impact Report. Borrower projects entitlements will take appx. 18-months.
1B	10096413	Various	Various	07/16/20	1
"	5/12/2025

05.01.25: Loan transferred to SS on 7/16/20, due to monetary default after property closure (COVID-19) in 2020. Collateral is fee simple interest portion of a 2-story mall with multi-story anchors in Palm Desert, CA. Property built in

19 83 and comprises 986.3k sq. ft. of GLA on 52.8 acres. Collateral is 512k sq. ft. with the remainder as unowned anchor space (Macy’s, Former Sears, JCPenney). NOD issued in Aug. ’20, non-judicial foreclosure filed in June ’21 and property put in receivership. In Nov. 2023, Pacific Retail acquired the asset and assumed modified debt which included a 2-year extension. Loan remains in cash sweep. Borrower continues to dual track operations with redevelopment efforts, including

REA amendment, re-zoning, parcelization of the existing Property and preparation of an Environmental Impact Report. Borrower projects entitlements will take appx. 18-months.
1C	10096414	Various	Various	07/16/20	1
"	5/12/2025

05.01.25: Loan transferred to SS on 7/16/20, due to monetary default after property closure (COVID-19) in 2020. Collateral is fee simple interest portion of a 2-story mall with multi-story anchors in Palm Desert, CA. Property built in

19 83 and comprises 986.3k sq. ft. of GLA on 52.8 acres. Collateral is 512k sq. ft. with the remainder as unowned anchor space (Macy’s, Former Sears, JCPenney). NOD issued in Aug. ’20, non-judicial foreclosure filed in June ’21 and property put in receivership. In Nov. 2023, Pacific Retail acquired the asset and assumed modified debt which included a 2-year extension. Loan remains in cash sweep. Borrower continues to dual track operations with redevelopment efforts, including

REA amendment, re-zoning, parcelization of the existing Property and preparation of an Environmental Impact Report. Borrower projects entitlements will take appx. 18-months.
10	10096320	OF	AL	12/12/24	13
"	5/12/2025

05.01.2025: The loan transferred to Special Servicing effective 12/12/2024, due to maturity default on 12/06/2024. The loan is secured by two office buildings (#1800 and #1900) located in Birmingham, AL, comprising a total of

211,142 square feet. The1800 International Park property has an occupancy rate of 80.5% and the 1900 International Park property has an occupancy rate of 87%. The blended occupancy rate for both properties is 82.5%. Special Servicer is reviewing the file and initiated discussions with the Borrower, who has a pipeline of prospective tenants that would further boost occupancy if secured. Borrower has worked towards securing refinancing, but has as of now not been successful.

Special Servicer has entered into a Pre-Negotiation Agreement with the Borrower, who has requested a loan modification. Potential loan modification terms are currently being negotiated.
"

12	10096322	RT	NY	10/22/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	10096328	LO	WV	10/13/20	7
"	5/12/2025

05.01.25: Loan transferred to SS on 10/13/20. Property is on a 5.95?acre site in Morgantown, WV. Collateral is a 4?story, 95?room ITService Fairfield Inn & Suites. The asset was built in 2008 and renovated in 2017. Following payment de fault on 11/1/20, foreclosure was filed and the hotel was taken REO in May 2021. Following the peak of the Covid-19 pandemic, the property saw slow recovery through 2022, as classes/sporting events resumed at the university.

Strong demand was seen in 2022 , though performance fell below forecast and historical figures in large part due to rooms falling out of inventory (they have since been remediated and are back in service). At YE 2023 year-over-year occupancy improved to 68.46% and ADR to $103.55. For the year, total revenues rose to $2.5m. YE 2023 NOI was $244,207 against a YE 2022 negative NOI of -$98,296. At YE 2024 the property reported occupancy of 61.29% and ADR of $109.55, with revenue of $2.37m and NOI of $178.0k.
42	10096352	IN	TX	03/03/25	8
Special Servicer comments are not available for this cycle.

43	10096353	RT	CA	12/13/24	13
"	5/12/2025

05.01.2025: The loan transferred to Special Servicing effective 12/13/2024, due to imminent default with upcoming maturity on 2/1/2025. The loan is secured by a single-tenant Walgreens (15,930 square feet), located in Orland,

CA. Special Servicer has reviewed the file and initiated discussions with the Borrower through provision of a Pre-Negotiation Agreement. Borrower reports that the property was taken to market, however pricing indications were below the outstanding principal balance. Borrower continues to market the sale for property, however Special Servicer is in parallel preparing to commence legal enforcement proceedings.
"

51	10096361	MF	NY	01/02/25	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	07/11/22	02/18/22	02/18/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	08/17/22	02/26/21	03/01/20
37	10096347	1 0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10096337 09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47	8.15%
42	10096352 05/16/25	5,489,955.19	9,500,000.00	5,761,284.49	210,417.81	5,761,284.49	5,550,866.68	0.00	0.00	0.00	0.00	0.00%
51	10096361 05/16/25	4,065,571.67	6,900,000.00	4,189,987.65	81,365.73	4,189,987.65	4,108,621.92	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		9,555,526.86	16,400,000.00	9,951,272.14	291,783.54	9,951,272.14	9,659,488.60	0.00	0.00	0.00	0.00
Cumulative Totals		17,999,838.70	27,100,000.00	20,581,149.46	2,690,227.58	19,957,369.89	17,267,142.31	836,658.13	0.00	103,104.66	733,553.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10096337	07/17/23	0.00	0.00	733,553.47	0.00	0.00	334.49	0.00	0.00	731,361.38
		05/17/23	0.00	0.00	733,218.98	0.00	0.00	29,675.92	0.00	0.00
		03/17/23	0.00	0.00	703,543.06	0.00	85.33	(8,447.48)	0.00	0.00
		11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
42	10096352	05/16/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	10096361	05/16/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	733,553.47	0.00	2,192.09	731,361.38	0.00	0.00	731,361.38

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,020.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,530.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,532.81	0.00	0.00	0.00	0.00	59,351.28	0.00	0.00	0.00	0.00
18	0.00	0.00	2,026.22	0.00	0.00	0.00	0.00	35,661.51	0.00	0.00	0.00	0.00
42	0.00	0.00	(2,000.00)	0.00	0.00	0.00	0.00	0.00	(27.20)	0.00	0.00	0.00
43	0.00	0.00	2,000.00	0.00	0.00	6,756.61	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	(4,796.72)	0.00	0.00	0.00	0.00	0.00	(1.72)	0.00	0.00	0.00
Total	0.00	0.00	18,313.47	0.00	0.00	6,756.61	0.00	95,012.78	(28.92)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		120,053.94

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28